SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-47371)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 119	[X]
and

REGISTRATION STATEMENT (NO. 811-02368) UNDER THE INVESTMENT COMPANY ACT
OF 1940
Amendment No. 120	[X]

VANGUARD FIXED INCOME SECURITIES FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 24, 2018, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date), pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date), pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 119 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 120 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Fixed Income Securities Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until May 24, 2018, the pending effective date of the Trust’s 118th Post-Effective Amendment. By way of further background:

  Post-Effective Amendment No. 118 was filed under Rule 485(a)(1) on February 1, 2018, for the purposes of: (1) changing the name of Vanguard REIT II Index Fund to Vanguard Real Estate II
  Index Fund; (2) changing the REIT II Index Fund’s benchmark index; (3) disclosing a change to the REIT II Index Fund’s investment objective; and (4) effecting a number of non-material editorial changes. Post-Effective Amendment No. 118 originally requested that the Amendment become effective 60 days after filing pursuant to the requirements of Rule 485(a)(1).

This Post-Effective Amendment No. 119 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 118 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on this 29th day of March, 2018.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY: /s/ Mortimer J. Buckley*

Mortimer J. Buckley
Chief Executive Officer, President, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman of the Board of	March 29, 2018
Trustees
F. William McNabb III
/s/ Mortimer J. Buckley*	Chief Executive Officer,	March 29, 2018
President, and Trustee
Mortimer J. Buckley
/s/ Emerson U. Fullwood*	Trustee	March 29, 2018
Emerson U. Fullwood
/s/ Amy Gutmann*	Trustee	March 29, 2018
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	March 29, 2018
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	March 29, 2018
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	March 29, 2018
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	March 29, 2018
Scott C. Malpass
/s/ Deanna Mulligan*	Trustee	March 29, 2018
Deanna Mulligan
/s/ André F. Perold*	Trustee	March 29, 2018
André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	March 29, 2018
Sarah Bloom Raskin
/s/ Peter F. Volanakis*	Trustee	March 29, 2018
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	March 29, 2018
Thomas J. Higgins

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, see File Number 33-32216, Incorporated by Reference.

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